Inventories - Summary of Classes of Inventories (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Classes Of Inventories [Abstract]
Total other inventories	$ 220,100	$ 75,439	$ 110,010
Supplies for projects and spare parts	23,102	32,858	32,206
Electrical materials	$ 196,998	$ 42,581	$ 77,804